Stockholders' Equity - Schedule of Stock by Class (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Total share capital	$ 8,570,256	$ 5,734,363
Total number of fully paid-in shares held as treasury shares	122,053	9,145
Treasury share capital	$ 691,000	$ 371,000
Common Stock Class A
Class of Stock [Line Items]
Par value per share (in CHF)	$ 0.25	$ 0.25
Share capital (in USD)	$ 400,186	$ 400,186
Total number of authorized shares	2,000,880	2,000,880
Total number of fully paid-in issued shares(1)	1,600,880	1,600,880
Total number of fully paid-in outstanding shares(1)	1,600,880	1,600,880
Common Stock Class A | Articles of Association and Swiss Capital Categories
Class of Stock [Line Items]
Conditional Share Capital - Total number of conditional shares	400,000	400,000
Total number of fully paid-in shares	1,600,880	1,600,880
Common Stock Class B
Class of Stock [Line Items]
Par value per share (in CHF)	$ 2.50	$ 2.50
Share capital (in USD)	$ 8,170,070	$ 5,334,177
Total number of authorized shares	6,194,267	3,548,392
Total number of fully paid-in issued shares(1)	3,076,150	2,005,890
Total number of fully paid-in outstanding shares(1)	2,954,097	1,996,745
Total number of fully paid-in shares held as treasury shares	122,053	9,145
Treasury share capital	$ 691,000	$ 371,000
Common Stock Class B | Articles of Association and Swiss Capital Categories
Class of Stock [Line Items]
Conditional Share Capital - Total number of conditional shares	1,500,000	1,042,000
Total number of fully paid-in shares	3,076,150	2,005,890